CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Current Assets:
Total current assets	$ 55,325,000			$ 44,091,000				$ 18,310,000
Total Assets	63,283,000			47,205,000				21,799,000
Current Liabilities:
Total current liabilities	82,521,000			50,978,000				24,479,000
Total Liabilities	371,077,000			55,590,000				31,079,000
Stockholders' Equity:
Common stock				0				0
Retained Earnings	(18,609,000)			(8,385,000)				(9,280,000)
Total Stockholders' equity	(307,794,000)			(8,385,000)	$ (6,501,000)			(9,280,000)
Total liabilities and stockholders' equity	63,283,000			47,205,000				21,799,000
Landcadia Holdings II, Inc
Current Assets:
Cash	897,253			1,593,104				0
Prepaid assets	31,169			20,433				0
Total current assets	928,422			1,613,537				0
Cash and investments held in trust account	320,494,513			319,901,512				0
Total Assets	321,422,935			321,515,049				0
Current Liabilities:
Accounts payable and accrued liabilities	160,912			289,830				0
Income taxes payable	131,211			664,486				0
Total current liabilities	292,123			954,316				0
Deferred underwriting commissions	11,068,750			11,068,750				0
Total Liabilities	11,360,873			12,023,066				0
Class A common stock subject to possible redemption, 30,117,474 and 30,181,451 shares at redemption value of $10.13 and $10.09, respectively	305,062,052			304,491,973				0
Stockholders' Equity:
Preferred stock, $0.0001 par value, 1,000,000 authorized, no shares issued or outstanding	0			0				0
Additional paid-in capital	1,929,257			2,499,342				618
Retained Earnings	3,069,812			2,499,733				0
Stock subscription receivable, affiliates				0				(1,000)
Total Stockholders' equity	5,000,010	$ 5,000,010	$ 5,000,010	5,000,010	$ 5,000,010	$ 5,000,010	$ (20,974)	0
Total liabilities and stockholders' equity	321,422,935			321,515,049				0
Class A common stock | Landcadia Holdings II, Inc
Stockholders' Equity:
Common stock	150			144				0
Class B common stock | Landcadia Holdings II, Inc
Stockholders' Equity:
Common stock	$ 791			$ 791				$ 382